Guarantees and Other Commitments (Tables)	12 Months Ended
Dec. 31, 2020
Guarantees [Abstract]
Guarantees - Carrying Value and Maximum Exposure to Loss	Table 13.1 shows carrying value, maximum exposure to loss on our guarantees and the related non-investment grade amounts.
Table 13.1: Guarantees – Carrying Value and Maximum Exposure to Loss

		Maximum exposure to loss
(in millions)	Carrying value of obligation (asset)	Expires in one year or less	Expires after one year through three years	Expires after three years through five years	Expires after five years	Total	Non-investment grade
December 31, 2020
Standby letters of credit	$156	11,977	4,962	1,897	433	19,269	7,528
Direct pay letters of credit	18	2,256	2,746	531	39	5,572	1,102
Written options (1)	(538)	12,735	7,972	889	58	21,654	13,394
Loans and LHFS sold with recourse (2)	33	177	819	1,870	9,723	12,589	10,332
Exchange and clearing house guarantees	—	—	—	—	5,510	5,510	—
Other guarantees and indemnifications (3)	—	734	1	1	1,414	2,150	590
Total guarantees	$(331)	27,879	16,500	5,188	17,177	66,744	32,946
December 31, 2019
Standby letters of credit	$36	11,569	4,460	2,812	467	19,308	7,104
Direct pay letters of credit	—	1,861	3,815	824	105	6,605	1,184
Written options (1)	(345)	17,088	10,869	2,341	273	30,571	18,113
Loans and LHFS sold with recourse (2)	52	114	576	1,356	10,050	12,096	9,835
Exchange and clearing house guarantees	—	—	—	—	4,817	4,817	—
Other guarantees and indemnifications (3)	1	785	1	3	809	1,598	698
Total guarantees	$(256)	31,417	19,721	7,336	16,521	74,995	36,934
(1)Written options, which are in the form of derivatives, are also included in the derivative disclosures in Note 16 (Derivatives). Carrying value net asset position is a result of certain deferred premium option trades.
(2)Represent recourse provided, predominantly to the GSEs, on loans sold under various programs and arrangements.
(3)Includes indemnifications provided to certain third-party clearing agents. Outstanding customer obligations under these arrangements were $144 million and $80 million with related collateral of $1.2 billion and $696 million at December 31, 2020 and 2019, respectively.